Distribution of Net Revenue by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Net Revenue	$ 252,333	$ 229,297
Clinical Research
Segment Reporting Information [Line Items]
Net Revenue	232,905	212,844
Central Laboratory
Segment Reporting Information [Line Items]
Net Revenue	$ 19,428	$ 16,453